Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Bank Borrowings
Schedule of bank borrowings

	June 30,	December 31,
	2025	2024

	(in US$’000)
Current	25,603	23,372
Non-current	67,841	59,434
	93,444	82,806

Schedule of maturities of bank borrowings

	June 30,	December 31,
	2025	2024

	(in US$’000)
Not later than 1 year	25,603	23,372
Between 1 to 3 years	8,423	6,426
Between 3 to 4 years	14,038	8,033
Between 4 to 5 years	14,038	12,049
Later than 5 years	31,342	32,926
	93,444	82,806